Note Borrowings (Maximum aggregate balance of federal funds purchased and repurchase agreements) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Federal Funds Purchased and Securities Sold under Agreements to Repurchase
Maximum aggregate balance outstanding at any month-end	$ 954,253	$ 1,224,064
Average montly aggregate balance outstanding	$ 757,230	$ 1,023,905
Weighted average interest rate for the year	1.01%	0.73%
Weighted average interest rate at December 31	1.12%	0.88%